CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	500,000,000	500,000,000	50,000,000
Common stock, issued	6,568,500	11,868,619	4,361,094
Common stock, outstanding	6,568,500	11,868,619	4,361,094
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, authorized		32,000,000
Preferred stock, issued		0
Preferred stock, outstanding		0
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized	3,000,000	3,000,000
Preferred stock, issued	123,668	123,668
Preferred stock, outstanding	123,668	123,668
Series C Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized	7,485,627	0
Preferred stock, issued	7,485,627	0
Preferred stock, outstanding	7,485,627	0
Series D Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized	9,294,414	0
Preferred stock, issued	6,371,336	0
Preferred stock, outstanding	6,371,336	0
Redeemable Convertible Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock Series B, par value (in dollars per share)	$ 0.01	$ 0.01
Redeemable Convertible Preferred Stock Series B, authorized	0	15,000,000
Redeemable Convertible Preferred Stock Series B, issued	0	1,500,000
Redeemable Convertible Preferred Stock Series B, outstanding	0	1,500,000
Redeemable Convertible Preferred Stock Series B, aggregate liquidation preference	$ 0	$ 1,503